SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Loss per Ordinary Share
The Company’s net (loss) income is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,	For the Period from June 7, 2019 (Inception) Through September 30,
	2020	2019	2020	2019
Net (loss) income	$(113,960)	$553,123	$1,351,338	$548,123
Less: Income attributable to ordinary shares subject to possible redemption	(42,655)	(652,406)	(2,074,028)	(652,406)
Adjusted net loss	$(156,615)	$(99,283)	$(722,690)	$(104,283)

Weighted average shares outstanding, basic and diluted	7,566,134	6,910,082	7,538,169	6,792,210

Basic and diluted net loss per ordinary share	$(0.02)	$(0.01)	$(0.10)	$(0.02)

The Company’s net income is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

For the Period from June 7, 2019 (inception) through December 31, 2019
Net income	$1,618,159
Less: Income attributable to ordinary shares subject to possible redemption	(1,827,973)
Adjusted net loss	$(209,814)
Weighted average shares outstanding, basic and diluted	7,111,079
Basic and diluted net loss per ordinary share	$(0.03)